Exhibit 99.5

Rebuttal Findings 03.02.2026

Seller:

Deal ID:

Total Loan Count: 840

Loans by Grade in Population
Loan Grade	Count	Percentage
1	677	80.60%
2	59	7.02%
3	104	12.38%

Trade Summary
Loan Status	Count	Percentage
Review Complete	736	87.62%
In Rebuttal	104	12.38%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	170	162	162	104	66	0	0	104	0	61	5
2	1	1	1	0	1	0	0	0	0	0	1
1	2349	0	0	2349	0	0	0	0	0	0	2349

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	14	13	0	1	9	0	0
Security Instrument - Inaccurate	4	4	0	0	3	0	0
Security Instrument - Incomplete	4	4	0	0	4	0	0
Compliance Finding - Other	2	2	0	0	1	0	0
Security Instrument - Missing Signature	2	2	0	0	1	0	0
Security Instrument - Name Discrepancy	1	1	0	0	0	0	0
HELOC Brochure - Late	1	0	0	1	0	0	0
Credit	1	1	0	0	0	0	0
DTI - Exceeds Guidelines - originator (not pcqc eligible)	1	1	0	0	0	0	0
Valuation	156	156	0	0	95	0	61
Appraisal - Value is not supported within a 10% variance	156	156	0	0	95	0	61